Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Disclosure of Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements

NOTE 13 - SECURITIES SOLD UNDER REPURCHASE AGREEMENTS

Securities sold under repurchase agreements, which are classified as secured borrowings, generally mature within one to four days from the transaction date.  Securities sold under repurchase agreements are reflected at the amount of cash received in connection with the transactions.  The Bank may be required to provide additional collateral based on the fair value of the underlying securities.